NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2011, 2012 and 2013 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was antidilutive for the years ended December 31, 2011, 2012 and 2013, was 1,128,660, 1,139,956 and 1,346,000, respectively.

        The Company's outstanding convertible debt provides for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash and the conversion premium for Class A shares. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible debt was anti-dilutive in the year ended December 31, 2013.

        The components of basic and diluted net income per share were as follows:

	For the year ended December 31,
	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	1,785	3,988	4,564	3,659	9,674	295.6	3,800	116.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,988	—	3,659	—	3,800	116.1	—	—
Reallocation of net income to Class B shares	—	(18)	—	22	—	—	37	1.1

Net income, allocated for diluted	5,773	3,970	8,223	3,681	13,474	411.7	3,837	117.2
Weighted average ordinary shares outstanding—basic	97,579,615	217,962,024	181,039,148	145,171,800	234,522,372	234,522,372	92,135,406	92,135,406
Dilutive effect of:
Conversion of Class B to Class A shares	217,962,024	—	145,171,800	—	92,135,406	92,135,406	—	—
Ordinary Share-Based Awards	12,613,448	7,683,679	9,479,648	5,129,207	7,913,434	7,913,434	3,138,966	3,138,966

Weighted average ordinary shares outstanding—diluted	328,155,087	225,645,703	335,690,596	150,301,007	334,571,212	334,571,212	95,274,372	95,274,372

Net income per share attributable to ordinary shareholders:
Basic	18.30	18.30	25.21	25.21	41.25	1.26	41.25	1.26

Diluted	17.59	17.59	24.50	24.50	40.27	1.23	40.27	1.23